Subsequent Events (Detail)		1 Months Ended								3 Months Ended			12 Months Ended
	May 31, 2017 $ / shares	Oct. 31, 2017 USD ($)	Jul. 31, 2017 USD ($) vessel	Jun. 30, 2017 USD ($) vessel	Feb. 28, 2017 USD ($)	Jan. 31, 2017 USD ($) shares	Oct. 31, 2016 USD ($) vessel	Aug. 31, 2014 USD ($) shares	May 31, 2014 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($) vessel	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 15, 2017 USD ($)	Sep. 12, 2017 vessel
Subsequent Event [Line Items]
Aggregate proceeds received													$ 27,550,000	$ 11,080,000	$ 154,000,000
Gain (Loss) on Disposition of Assets													(20,600,000)
Net proceeds from common stock													7,558,000	$ 246,032,000	$ 111,190,000
Teekay Tanker Operations Ltd [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								50.00%							50.00%
Stock Issued During Period, Shares, New Issues | shares								4,220,945
Net proceeds from common stock								$ 17,010,000
Tanker Investments Ltd [Member]
Subsequent Event [Line Items]
Aggregate proceeds received									$ 154,000,000
Gain (Loss) on Disposition of Assets															$ 10,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale Leaseback Transaction, Net Book Value			$ 153,000,000
Subsequent Event [Member] | Teekay Tanker Operations Ltd [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Subsequent Event [Member] | Tanker Investments Ltd [Member]
Subsequent Event [Line Items]
Equity Method Investment, Other than Temporary Impairment											$ 28,100,000
Subsequent Event [Member] | Continuous Offering [Member]
Subsequent Event [Line Items]
Net proceeds from common stock						$ 8,600,000
Subsequent Event [Member] | Private Placement [Member] | Teekay Corporation [Member]
Subsequent Event [Line Items]
Net proceeds from common stock						$ 5,000,000
Subsequent Event [Member] | Class A [Member] | Continuous Offering [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares						3,800,000
Subsequent Event [Member] | Class A [Member] | Private Placement [Member] | Teekay Corporation [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares						2,200,000
Aframax Tanker 1 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels | vessel				1							1
Aggregate proceeds received				$ 7,500,000
Gain (Loss) on Disposition of Assets											$ (200,000)	$ (2,800,000)
Suezmax Tankers [Member]
Subsequent Event [Line Items]
Number of vessels | vessel							2
Aggregate proceeds received							$ 33,800,000
Gain (Loss) on Disposition of Assets													$ (6,200,000)
Yamuna Spirit [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gain (Loss) on Disposition of Assets												(1,500,000)
Yamuna Spirit [Member] | Subsequent Event [Member] | Reduction in sales price [Member]
Subsequent Event [Line Items]
Aggregate proceeds received					$ 1,300,000
Ganges Spirit [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gain (Loss) on Disposition of Assets												$ (300,000)
Aframax Tanker 3 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate proceeds received		$ 6,400,000
Maximum [Member] | Subsequent Event [Member] | Class A [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount																$ 45,000,000
Aframax Tanker 2 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels | vessel																	1
Scenario, Forecast [Member] | Aframax Tanker 3 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gain (Loss) on Disposition of Assets										$ 4,000,000
Scenario, Forecast [Member] | Aframax Tanker 2 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gain (Loss) on Disposition of Assets										$ (4,200,000)
Tanker Investments Ltd [Member]
Subsequent Event [Line Items]
Number of vessels | vessel													1
Tanker Investments Ltd [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Equity Method Investment Number Of Shares Acquiring, Per Share | $ / shares	$ 3.3
Sale Leaseback Transaction, Name [Domain] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale Leaseback Transaction, Average Rate Per Day			$ 11,100
Sale Leaseback Transaction, Term Of Contract			12 years
Sale Leaseback Transaction, Name [Domain] | Suezmax Tankers [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels | vessel			4
Teekay Tanker Operations Ltd [Member] | Subsequent Event [Member] | Teekay Parent [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%